EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY	12 Months Ended
Dec. 31, 2022
EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY
EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY

35     EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY

	For the years ended December 31
	2022	2021	2020
Profit attributable to owners of the Company (in thousands of RMB)	4,191,927	5,759,422	862,054
Adjustment: cumulative distributions reserved of other equity instruments (in thousands of RMB)	(117,292)	(209,500)	(275,000)
Adjusted profit attributable to ordinary shares holders of the Company	4,074,635	5,549,922	587,054

For the purpose of calculating basic earnings per share, the Group adjusted the profit attributable to owners of the Company by deducting the after-tax amounts of cumulative distributions reserved for the year for other equity instruments, which were issued by the Group and classified as equity instrument (Note 19).

	For the years ended December 31
	2022	2021	2020
Number of ordinary shares in issue (thousands) as of January 1	17,022,673	17,022,673	17,022,673
Weighted average number of ordinary shares in issue	17,022,673	17,022,673	17,022,673

Basic earnings per share (RMB)	0.239	0.326	0.034

The restricted shares issued by the Group during 2022 had immaterial dilutive effect, thus the diluted earnings per share approximately equals to the basic earnings per share.

Basic earnings per share was calculated by dividing the adjusted profit attributable to ordinary shares holders of the Company by the weighted average number of shares in issue during the year.